Investment in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of investments in associates and joint ventures [Line items]
Opening balance as at 1 January	€ 1,509
Share of results	43	€ 38
Closing balance	1,459		€ 1,509
Associates and joint ventures
Disclosure of investments in associates and joint ventures [Line items]
Opening balance as at 1 January	1,509	€ 1,500	1,500
Additions	22		55
Transfers	(10)
Revaluations	4		4
Share of results	43		149
Dividends received	(39)		(74)
Disposals	(5)		(89)
Impairments	(24)		(5)
Exchange rate differences	(41)		(32)
Closing balance	€ 1,459		€ 1,509